Property And Equipment—Net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 2.0	$ 1.3	$ 3.6	$ 2.4	$ 5.2	$ 3.7	$ 3.4